22. OIL AND GAS RESERVES (Information not covered by the auditors' report) (Details)	Dec. 31, 2019 MBbls MMcm
Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	8,804
Proved undeveloped reserves | MBbls	4,746
Proved reserves | MBbls	13,550
Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	10,534
Proved undeveloped reserves | MMcm	10,168
Proved reserves | MMcm	20,702
Argentina | Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	8,804
Proved undeveloped reserves | MBbls	4,746
Proved reserves | MBbls	13,550
Argentina | Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	10,534
Proved undeveloped reserves | MMcm	10,168
Proved reserves | MMcm	20,702